Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2018
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

2) Summary of Significant Accounting Policies

(a) Basis of Preparation

The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). All intercompany balances and transactions are eliminated.

The consolidated financial statements include the financial statements of the entities listed in Note 4—Subsidiaries.

(b) Business Combinations and Asset Acquisitions

Business combinations are accounted for under the purchase method of accounting. On acquisition, the identifiable assets, liabilities and contingent liabilities are measured at their fair values at the date of acquisition. Any excess of the cost of acquisition over the fair values of the identifiable net assets acquired is recognized as goodwill. The consideration transferred for an acquisition is measured at fair value of the consideration given. Acquisition related costs are expensed as incurred. The results of operations of the acquired businesses are included in the consolidated results as of the date of the applicable acquisition.

Dependent on the facts and circumstances, the assessment of a transaction may be considered the acquisition of an asset, when substantially all of the fair value of assets acquired is concentrated in a single identifiable asset, rather than a business combination. Asset acquisitions are accounted for by allocating the cost of the acquisition to the individual assets acquired and liabilities assumed on a relative fair value basis. Acquisition related costs are capitalized as a component of the assets acquired.

(c) Reporting Currency

The consolidated financial statements are prepared in the reporting currency of U.S. Dollars. The functional currency of the vessel-owning Partnership subsidiaries is the U.S. Dollar, because the subsidiaries operate in the international shipping market, in which all revenues are U.S. Dollar-denominated and the majority of expenditures are made in U.S. Dollars. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. As of the balance sheet dates, monetary assets and liabilities that are denominated in currencies other than the U.S. Dollar are translated to reflect the year-end exchange rates. Resulting gains or losses are reflected separately in the accompanying consolidated statements of operations.

(d) Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include the useful lives and impairment of Vessels, drydocking, purchase price allocation and income taxes.

(e) Revenues and Operating Expenses

The Partnership recognizes revenues from time charters and bareboat charters as operating leases on a straight-line basis over the term of the charter, net of any commissions. Under time charters, revenue is not recognized during days the Vessel is off-hire. Revenue is recognized from delivery of the Vessel to the charterer, until the end of the contract period. Under time charters, the Partnership is responsible for providing the crewing and other services related to the Vessel's operations, the cost of which is included in the daily hire rate, except when off-hire. Under bareboat charters, the Partnership provides a specified Vessel for a fixed period of time at a specified day rate. Where the term of the contract is based on the duration of a single voyage, the partnership evaluates whether the voyage contain leases and if so recognize lease revenue as described above, and when not, recognizes revenue ASC 606 over time on a load-to-discharge basis.

Voyage expenses are all expenses unique to a particular voyage, including bunker fuel expenses, port fees, cargo loading and unloading expenses, canal tolls and agency fees. Voyage expenses are paid by the customer under time charter and bareboat charters. Voyage expenses are paid by the Partnership for spot contracts and during periods of off-hire and are recognized when incurred.

Vessel operating expenses include crewing, repairs and maintenance, insurance, stores, lube oils and communication expenses. Vessel operating expenses are paid by the Partnership for time charters, spot contracts and during off-hire and are recognized when incurred.

As further discussed in Note 18—Related Party Transactions, related parties have provided the management services for the Vessels and employ the crews that work on the Vessels. The Partnership has no direct employees and, accordingly, is not liable for any pension or post-retirement benefits.

(f) Financial Income (Expense)

Other finance expense includes external bank fees, commitment fees paid on undrawn revolving credit facility, financing service fees paid to related parties and guarantee commissions paid to external and related parties in connection with the Partnership’s debt and other bank services.

(g) Cash and Cash Equivalents

The Partnership considers all highly liquid investments with an original maturity of three months or less when purchased to be cash equivalents.

(h) Restricted Cash

Restricted cash consists of bank deposits, which may only be used to settle principal payments under the Partnership’s Vessel financing arrangements.

(i) Trade Accounts Receivable

Accounts receivable are recorded at the invoiced amount and do not bear interest. Under terms of the current time charters and bareboat charters, the customers are committed to pay for the full month’s charter the first day of each month. See Note 2(s)—Prepaid Charter. The allowance for doubtful accounts is the Partnership’s best estimate of the amount of probable credit losses in existing accounts receivable. The Partnership establishes provisions for doubtful accounts on a case-by-case basis when it is unlikely that required payments of specific amounts will occur. In establishing these provisions, the Partnership considers the financial condition of the customer as well as specific circumstances related to the receivable. Receivable amounts determined to be unrecoverable are written-off. There were no allowances for doubtful accounts or amounts written off against the allowance for doubtful accounts as of December 31, 2018 and 2017. The Partnership does not have any off-balance-sheet credit exposure related to its customers.

(j) Inventories

Inventories, which are comprised principally of lubricating oils, are stated at the lower of cost or net realizable value. For vessels on time charters or bareboat charters, there are no bunkers, as the charterer supplies the bunkers, which principally consist of fuel oil. Cost is determined using the first-in, first-out method for all inventories.

(k) Other Current Assets

Other current assets principally consist of prepaid expenses and other receivables.

(l) Vessels and Equipment

Vessels and equipment are stated at the historical acquisition or construction cost, including capitalized interest, supervision and technical and delivery cost, net of accumulated depreciation and impairment loss, if any. Expenditures for subsequent conversions and major improvements are capitalized, provided that such costs increase the earnings capacity or improve the efficiency or safety of the vessels.

Generally, the Partnership drydocks each vessel every 60 months until the vessel is 15 years old and every 30 months thereafter, as required for the renewal of certifications issued by classification societies. For vessels operating on time charters, the Partnership capitalizes the costs directly associated with the classification and regulatory requirements for inspection of the vessels and improvements incurred during drydocking. Drydock cost is depreciated on a straight-line basis over the period until the next planned drydocking takes place. The Partnership expenses costs related to routine repairs and maintenance performed during drydocking or as otherwise incurred. For vessels that are newly built or acquired, an element of the cost of the vessel is initially allocated to a drydock component and depreciated on a straight-line basis over the period until the next planned drydocking. When significant drydocking expenditures occur prior to the expiration of this period, the Partnership expenses the remaining balance of the original drydocking cost in the month of the subsequent drydocking. For vessels operating on bareboat charters, the charterparty bears the cost of any drydocking.

Depreciation on vessels and equipment is calculated on a straight-line basis over the asset’s estimated useful life, less an estimated residual value, as follows:

Useful Life
Hull	25 years
Anchor-handling, loading and unloading equipment	25 years
Main/auxiliary engine	25 years
Thruster, dynamic positioning systems, cranes and other equipment	25 years
Drydock costs	2.5 – 5 years

A Vessel is depreciated to its estimated residual value, which is calculated based on the weight of the ship and estimated steel price. Any cost related to the disposal is deducted from the residual value.

(m) Capitalized Interest

Interest expense incurred on the Partnership’s debt during the construction of the Vessels exceeding one year is capitalized during the construction period.

(n) Impairment of Long-Lived Assets

Vessels and equipment, vessels under construction and intangible assets subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset or asset group to be tested for possible impairment, the Partnership first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying value. If the carrying value of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, impairment is recognized to the extent that the carrying value exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary.

(o) Goodwill and Intangibles

The Partnership allocates the cost of acquired companies to the identifiable tangible and intangible assets and liabilities acquired, with the remaining amount being classified as goodwill. Goodwill is not amortized but is reviewed for impairment annually or more frequently if impairment indicators are identified.

The Partnership tests goodwill for impairment using a two-step analysis, with the option of performing a qualitative assessment before performing the first step of the two-step analysis, whereby the carrying value of the reporting unit is compared to its fair value in the first step. If the carrying value of the reporting unit is greater than its fair value, the second step is performed, where the implied fair value of goodwill is compared to its carrying value. An impairment charge is recognized for the amount by which the carrying amount of goodwill exceeds its fair value. The fair value is estimated using the net present value of discounted cash flows of the reporting unit. The Partnership has only one reporting unit.

Intangible assets represent contractual rights for charters obtained in connection with business and asset acquisitions that have favorable contractual terms relative to market as of the acquisition dates. Contract liabilities represent contractual rights obtained in connection with business acquisitions that have unfavorable contractual terms relative to market as of the acquisition dates. The favorable and unfavorable contract rights have definite lives and are amortized to revenues over the period of the related contracts. Intangible assets with a definite life are tested for impairment whenever events or circumstances indicate that their carrying amount may not be recoverable. An impairment loss is recognized if the carrying amount exceeds the estimated fair value of the asset.

The contract related intangible assets and liabilities and their amortization periods at acquisition dates are as follows:

Intangible category	Amortization Period
Above market time charter-Tordis Knutsen	4.8 years
Above market time charter-Vigdis Knutsen	4.9 years
Unfavorable contractual rights-Fortaleza Knutsen	12 years
Unfavorable contractual rights-Recife Knutsen	12 years

The intangible for the above market value of the time charter contract associated with the Tordis Knutsen is amortized to time charter revenue on a straight line basis over the remaining term of the contract of approximately 4.8 years as of the acquisition date. The intangible for the above market value of the time charter contract associated with the Vigdis Knutsen is amortized to time charter revenue on a straight line basis over the remaining term of the contract of approximately 4.9 years as of the acquisition date.

The unfavorable contractual rights for charters associated with Foraleza Knutsen and Recife Knutsen were obtained in connection with a step acquisition in 2008 that had unfavorable contractual terms relative to market as of acquisition date. The Fortaleza Knutsen and the Recife Knutsen commenced on their 12 years’ fixed bareboat charters in March 2011 and August 2011, respectively. The unfavorable contract rights related to Fortaleza Knutsen and Recife Knutsen are amortized to bareboat revenues on a straight line basis over the 12 years’ contract period that expires in March 2023 and August 2023, respectively.

(p) Debt Issuance Costs

Debt issuance costs, including fees, commissions and legal expenses, are deferred and presented net of debt. Debt issuance costs of term loans are amortized over the term of the relevant loan. Amortization of debt issuance costs is included in interest expense. These costs are presented as a deduction from the corresponding liability, consistent with debt discount.

(q) Derivative Instruments

The Partnership uses derivatives to reduce market risks associated with its operations. The Partnership uses interest rate swaps for the management of interest risk exposure. The interest rate swaps effectively convert a portion of the Partnership’s debt from a floating to a fixed rate over the life of the transactions without an exchange of underlying principal.

The Partnership seeks to reduce its exposure to fluctuations in foreign exchange rates through the use of foreign currency forward contracts.

All derivative instruments are initially recorded at fair value as either assets or liabilities in the accompanying consolidated balance sheets and subsequently measured to fair value. The Partnership does not apply hedge accounting to its derivative instruments. Changes in the fair value of the derivative instruments are recognized in earnings. Gains and losses from the interest rate swap contracts of the Partnership related to long-term mortgage debt and foreign exchange forward contracts are recorded in realized and unrealized gain (loss) on derivative instruments in the consolidated statements of operations. Cash flows related to interest rate swap contracts are presented as cash flows provided by operating activities. Cash flows related to foreign exchange forward contracts entered into to economically hedge operating expenses in currencies other than U.S. Dollars are presented as cash flows provided by operating activities in the consolidated statements of cash flows, while cash flows related to foreign exchange forward contracts entered into to hedge contractual obligations to pay the shipyard in currencies other than functional currency of U.S. Dollars are presented as cash flows used in investing activities in the consolidated statements of cash flows.

(r) Income Taxes

Historically, part of the Partnership’s activities were subject to ordinary taxation and taxes were paid on taxable income (including operating income and net financial income and expense), while part of the activities were subject to the Norwegian Tonnage Tax Regime (the “tonnage tax regime”). Under the tonnage tax regime, the tax is based on the tonnage of the vessel, and operating income is tax free. The net financial income and expense remains taxable as ordinary income tax for entities subject to the tonnage tax regime. Income taxes arising from the part of activities subject to ordinary taxation are included in income tax expense in the consolidated statements of operations. For the portion of activities subject to the tonnage tax regime, tonnage taxes are classified as vessel operating expenses while the current and deferred taxes arising on net financial income and expense are reflected as income tax expense in the consolidated statements of operations. The amounts of tonnage tax included in operating expenses for the years ended December 31, 2018, 2017 and 2016 were $0.3 million, $0.2 million and $0.2 million, respectively.

The Partnership accounts for deferred income taxes using the liability method. Under the liability method, deferred tax assets and liabilities are recognized for the anticipated future tax effects of temporary differences between the financial statement basis and the tax basis of the Partnership’s assets and liabilities using enacted tax rates expected to apply to taxable income in the years in which these temporary differences are expected to be recovered or settled. A valuation allowance for deferred tax assets is recorded when it is more likely than not that some or all of the benefit from the deferred tax asset will not be realized.

Recognition of uncertain tax positions is dependent upon whether it is more-likely-than-not that a tax position taken or expected to be taken in a tax return will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. If a tax position meets the more-likely-than-not recognition threshold, it is measured to determine the amount of benefit to recognize in the financial statements based on U.S. GAAP guidance. The Partnership recognizes interest and penalties related to uncertain tax positions in income tax expense.

(s) Prepaid Charter

Under terms of the time charters and bareboat charters, the customer pays for the month’s charter the first day of each month that is recorded as prepaid charter revenues.

(t) Commitments, Contingencies and Insurance Proceeds

Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred. See Note 19—Commitments and Contingencies.

Insurance claims for property damage for recoveries up to the amount of loss recognized are recorded when the claims submitted to insurance carriers are probable of recovery. Claims for property damage in excess of the loss recognized and for loss of hire are considered gain contingencies, which are generally recognized when the proceeds are received.

(u) Fair Value Measurements

The Partnership utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Partnership determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

•	Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.
•

Level 2 Inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•

Level 3 Inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date.

(v) Recently Adopted Accounting Standards

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (ASC 606), as subsequently updated by the FASB, which provides new authoritative guidance on the methods of revenue recognition and related disclosure requirements. This new standard supersedes existing revenue recognition requirements, including most industry-specific guidance. The new standard requires a company to recognize revenue when it transfers goods or services to customers in an amount that reflects the consideration that the company expects to receive for those goods or services. This update creates a five-step model and requires a company to exercise judgment when considering the terms of the contract(s) which include (i) identifying the contract(s) with the customer, (ii) identifying the separate performance obligation in the contract, (iii) determining the transaction price, (iv) allocating the transaction price to the separate performance obligations, and (v) recognizing revenue as each performance obligation is satisfied. Under the new standard, additional qualitative and quantitative disclosures are required. Effective January 1, 2018, the Partnership adopted the requirements of ASC 606 to new and existing contracts not yet completed as of January 1, 2018, using the modified retrospective approach where the cumulative effect of initially applying the standard is recorded as an adjustment to the opening balance of equity. The Partnership made an assessment on the various implementation aspects of ASU 2014-09 and its amendments, and since there are no changes to the timing or amount of revenue recognized, the Partnership has concluded that the effect of the implementation of this new standard will cause no material cumulative effect to the Partnership’s historical or future financial position, results of operations or cash flows.

In January 2017, the FASB issued ASU 2017-01, Business Combinations: Clarifying the Definition of a Business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. The Partnership adopted this ASU prospectively from January 1, 2018. As a result, this increases the likelihood that future dropdowns of Vessels may be considered the acquisition of an asset rather than a business combination.

On March 1, 2018, the partnership’s wholly owned subsidiary, KNOT Shuttle tankers AS, acquired KNOT’s 100% interest in KNOT Shuttle Tankers 30 AS (“KNOT 30”), the company that owns and operates the Anna Knutsen. Following the adoption of ASU 2017-01, Business Combinations: Clarifying the Definition of a Business, the Partnership accounted for this acquisition as an acquisition of an asset. The cost of the group of assets acquired in the asset acquisition has been allocated to the individual assets acquired or liabilities assumed based on their relative fair values. See the Note 21—Acquisitions.

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments. The new guidance clarifies how the predominance principle should be applied when cash receipts and cash payments have aspects of more than one class of cash flows. The Partnership adopted this ASU on January 1, 2018. The Partnership's adoption of this standard did not have a material impact on the Partnership's consolidated statement of cash flows or related disclosures.

In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows: Restricted Cash, which requires that restricted cash be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts presented on the statement of cash flows. The standard eliminates the presentation of transfers between cash and cash equivalents and restricted cash and restricted cash equivalents in the statement of cash flows. Additional disclosures are required for the nature of the restricted cash and restricted cash equivalents. The Partnership adopted this ASU on January 1, 2018 under a retrospective approach. The Partnership's adoption of this standard did not have a material impact on the Partnership's consolidated statement of cash flows or related disclosures.

There are no other recent accounting pronouncements, whose adoption had a material impact on the consolidated financial statements in the current year.

(w) New Accounting Standards Not Yet Adopted

In February 2016, the FASB issued ASU 2016-02, Leases (ASC 842). The objective is to establish the principles that lessors and lessees shall apply to report useful information to users of financial statements about the amount, timing and uncertainty of cash flows arising from a lease. The Partnership is the lessor for its Vessels that operate on time charters and bareboat charters. Accounting by a lessor is largely unchanged from the previous standard. The Partnership does not have any material leased assets. A lessee will be required to recognize in its balance sheet a lease liability to make lease payments and a right-of-use asset. The standard requires a modified retrospective transition method for all entities and the standard provides for optional practical expedients in implementing the standard under the modified retrospective approach.

In July 2018, the FASB issued targeted improvements to the leasing guidance allowing for an additional optional transition method that allow entities to initially apply the new lease standard and its disclosures at the transition date and recognize a cumulative-effect adjustment to the opening balance of retained earnings. The Partnership has elected to use this optional transition approach. The standard is effective for annual periods beginning after December 15, 2018, including interim periods within those annual periods. The Partnership will adopt ASC 842 and implement the revised guidance as of January 1, 2019. The Partnership will apply the package of practical expedients, but not the hindsight practical expedients since the use of hindsight practical expedient only impacts lease classification if the package of practical expedients is not elected. The Partnership will not reassess whether any expired or existing contracts are, or contain leases, will not reassess lease classification, and will not reassess initial direct costs for any existing leases. Additionally, the practical expedient of disregarding short-term leases for agreements with lease terms of 12 months or less as a lessee and the expedient of not separating lease components from non-lease components will be used for all classes of underlying assets in the Partnership. Based upon assessments performed to date, the Partnership does not expect material effects on the accounting for existing leases applied in the consolidated financial statements where the Partnership is the lessor. Under ASU 2016-02, the Partnership will recognize a right-of-use asset and a lease liability on the balance sheet for certain leases where the Partnership is the lessee based on the present value of future minimum lease payments, whereas currently no right-of-use asset or lease liability is recognized. Based on the analysis performed by the Partnership to date, the right of use asset and lease liability to be recognized on January 1, 2019 is expected not to be material.